Company Overview	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1.	Company Overview

Located in Miami, Florida, Blue Star Foods Corp. (the “Company”) is a sustainable seafood company. The company’s main operating business, John Keeler & Co., Inc. has been in business for approximately twenty-one years. The Company was formed under the laws of the State of Delaware. The current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States of America, Canada and Europe under several brand names such as Blue Star, Oceanica, Pacifika and Harbor Banks.

On November 8, 2018 the sole shareholder of John Keeler & Co., Inc. executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. (Formerly A.G. Acquisition Group II, Inc.) and Blue Star Acquisition Corp. John R. Keeler exchanged his 500 shares with a par value of $1.00 in John Keeler & Co., Inc. for the 15,000,000 shares with a par value of $.0001 of the then outstanding 16,015,000 outstanding shares. As part of the merger, the net liabilities existing in the company as of the date of the merger totaling approximately $2,400 were converted to equity as part of this transaction. The prior owners of Blue Star Foods Corp. received 750,000 shares of common stock as part of this transaction, and various service providers received 265,000 shares as compensation for their work on the transaction resulting in and expense and additional paid in capital of $530,001. Additionally, there were 725 Series A Preferred shares and 181,250 warrants issued to private placement investors for total capital contribution of $725,000, 688 Series A Preferred shares and 172,000 warrants issued for settlement with prior investors which had a fair value of $688,000 and $81,353 respectively. Lastly, upon the close of the merger there were 3,120,000 options to purchase common stock issued to Christopher Constable. Additionally, Carlos Faria held options to purchase 104 shares of John Keeler & Co., Inc. prior to the merger. These options were immediately converted at closing to 3,120,000 options to purchase common stock in Blue Star Foods Corp.

The Merger was accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock will have effective control of Blue Star Foods Corp. In addition, John Keeler & Co., Inc. will have control of the combined entity through control of the Board by designating all four of the board seats. Additionally, all of John Keeler & Co., Inc.’s officers and senior executive positions will continue on as management of the combined entity after consummation of the Merger. For accounting purposes, John Keeler & Co., Inc. will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Blue Star Foods Corp. Accordingly, John Keeler & Co., Inc.’s assets, liabilities and results of operations are the historical financial statements of the registrant, and the John Keeler & Co., Inc.’s assets, liabilities and results of operations have been consolidated with Blue Star Foods Corp effective as of the date of the closing of the Merger. No step-up in basis or intangible assets or goodwill was recorded in this transaction.